Deposits	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
DEPOSITS
DEPOSITS

11. DEPOSITS

Included in certificates and other time deposits are individual amounts of $100,000 or more, including brokered certificates of deposit. The remaining maturities of these deposits as of the dates indicated are as follows:

	March 31,	December 31,
	2015	2014
	(Dollars in thousands)

Three months or less	$87,233	$83,584
Over three through six months	82,933	86,893
Over six through twelve months	148,050	95,389
Over one through two years	91,618	112,316
Over two through three years	65,857	43,191
Over three through four years	49,106	74,745
Over four through five years	10,157	9,158
Over five years	-	-
Total	$534,954	$505,276

Interest expense for certificates of deposit and other time deposits of $100,000 or more was approximately $1.3 million and $1.4 million for the three months ended March 31, 2015 and 2014, respectively.

The Company had $4.3 million and $5.7 million in brokered time deposits, at March 31, 2015 and December 31, 2014, respectively.

There are no major concentrations of deposits with any one depositor.

10. DEPOSITS

Included in certificates and other time deposits are individual amounts of $100,000 or more including brokered certificates of deposit, if any. The remaining maturities of these deposits as of the dates indicated are as follows:

	December 31,
	2014	2013
	(Dollars in thousands)

Three months or less	$83,584	$81,518
Over three through six months	86,893	67,817
Over six through twelve months	95,389	111,067
Over one through two years	112,316	44,866
Over two through three years	43,191	28,822
Over three through four years	74,745	37,335
Over four through five years	9,158	68,955
Over five years	-	-
Total	$505,276	$440,380

Interest expense for certificates of deposit and other time deposits of $100,000 or more was approximately $5.5 million,   $6.1 million and $5.2 million for the years ended December 31, 2014,  2013 and 2012, respectively.

The Company had $5.7 million and $14.8 million in brokered time deposits, at December 31, 2014 and 2013, respectively.

There are no major concentrations of deposits with any one depositor.